Related Party Consulting Agreements (Details)			1 Months Ended					6 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($) shares	Oct. 31, 2020 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Mar. 31, 2021 CHF (SFr)	Feb. 28, 2021 CHF (SFr)	Oct. 31, 2019 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2019 CHF (SFr)
Related Party Consulting Agreements (Details) [Line Items]
General and administrative expenses			$ 96,000					$ 39,363
Services cost										$ 12,500
Phantom shares (in Shares) | shares	10,000
Recorded fees			4,042	SFr 3,740
Monthly retainer amount			50,000	SFr 4,400
Additional per hour rate			270
Chief Executive Officer [Member]
Related Party Consulting Agreements (Details) [Line Items]
Consulting fees								160,000
Mr. Hellmann [Member]
Related Party Consulting Agreements (Details) [Line Items]
Bonus amount									$ 56,000
Ms. Sommer [Member]
Related Party Consulting Agreements (Details) [Line Items]
Monthly retainer amount			4,756
Chief Operating Officer [Member]
Related Party Consulting Agreements (Details) [Line Items]
Consulting fees							$ 2,705				SFr 2,500
Raising fund							5.00%
Adya Consulting [Member]
Related Party Consulting Agreements (Details) [Line Items]
General and administrative expenses								0	19,386
CHG BioVenture SA [Member]
Related Party Consulting Agreements (Details) [Line Items]
General and administrative expenses								$ 64,378	74,989
Opportunity for a bonus of the anual fee (in Francs) | SFr		SFr 17,500
Bonus annual fee percentage		15.00%
Other transaction percentage		1.00%
Related party description								the Company has agreed to pay CHG BioVenture SA a monthly fee CHF 4’375 ($4,733) plus 7.7% VAT for his services. In addition, CHG BioVenture SA is eligible for a 1% success fee payment in the event of closing of a partnering agreement in China.
Mr. Roy [Member]
Related Party Consulting Agreements (Details) [Line Items]
General and administrative expenses								$ 0	49,728
Service payable (in Francs) | SFr					SFr 2,000
Mr. Konofal [Member]
Related Party Consulting Agreements (Details) [Line Items]
General and administrative expenses								121,709	103,582
Service payable (in Francs) | SFr						SFr 2,000
Mr. Camozzi [Member]
Related Party Consulting Agreements (Details) [Line Items]
General and administrative expenses								0	75,121
Service payable (in Francs) | SFr					SFr 230
VAT services percentage					7.70%
Mr. Hellmann [Member]
Related Party Consulting Agreements (Details) [Line Items]
General and administrative expenses								66,665	$ 13,333
Ms. Lambertson [Member]
Related Party Consulting Agreements (Details) [Line Items]
General and administrative expenses								75,000
Recorded fees	$ 12,500
Mr. Curatolo [Member]
Related Party Consulting Agreements (Details) [Line Items]
Recorded fees								$ 16,000
Monthly retainer amount			$ 16,000